UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 188.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$280	$239,134

		$239,134

Education — 13.2%
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	$3,500	$4,276,615
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,439,655
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,728,791
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	3,100	3,370,413
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,554,515
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,388,300
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,138,740

		$34,897,029

Electric Utilities — 7.1%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,683,467
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,774,874
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,108,200
Omaha Public Power District, NE, 5.00%, 2/1/37	690	744,469
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	6,685	6,879,600
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	7,750	5,686,717

		$18,877,327

General Obligations — 8.2%
California, (AMT), 5.05%, 12/1/36	$460	$462,663
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	9,778,230
Illinois, 5.25%, 7/1/30	935	996,392
Illinois, 5.25%, 7/1/31	130	137,514
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,540,128
New York, 5.00%, 2/15/34(2)	2,500	2,724,300
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,530,078
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	1,675	1,446,497

		$21,615,802

Health Care-Miscellaneous — 0.2%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$98	$98,421
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	260	259,873
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	99	98,654

		$456,948

Security	Principal Amount (000’s omitted)	Value
Hospital — 25.4%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	$10,000	$11,273,800
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	463,294
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)(4)	10,000	10,223,000
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,315,282
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,335	1,387,052
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	1,961,536
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,016,491
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,762,610
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,748,340
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,472,325
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	2,893,961
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(4)	11,400	12,226,956
Oklahoma Development Finance Authority, (Saint John Health System), 5.00%, 2/15/34	2,500	2,603,225
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,675	1,457,367
Savannah, GA, Economic Development Authority (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,071,005
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,695,930
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,534,485
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,064,810

		$67,171,469

Housing — 5.6%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(3)	$4,000	$4,660,000
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,890	2,889,913
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,130	2,057,346
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	136,460
Virginia Housing Development Authority, 3.625%, 1/1/31	5,000	4,919,250

		$14,662,969

Industrial Development Revenue — 9.3%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,360	$1,355,376
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	480,900
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,378,432
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,371,233
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,745,008
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,673,446
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42	2,305	2,167,691
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	1,560	1,539,704
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	4,585,932
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30(5)	950	952,318
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30(5)	1,715	1,719,185
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,630,926

		$24,600,151

Security	Principal Amount (000’s omitted)	Value
Insured – General Obligations — 1.1%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38(6)	$10,000	$2,822,900

		$2,822,900

Insured – Hospital — 15.9%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,342,235
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,891,962
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	14,500	8,588,060
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	9,489,477
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,510	4,452,943
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,494,150
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,725	10,069,359
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	700	724,787

		$42,052,973

Insured – Housing — 0.4%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,105,973

		$1,105,973

Insured – Lease Revenue/Certificates of Participation — 1.2%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,236,370

		$3,236,370

Insured – Other Revenue — 5.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$1,192,609
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	500	447,805
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	9,090	3,044,332
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,500	2,696,710
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,145	7,136,557

		$14,518,013

Insured – Special Tax Revenue — 10.0%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$13,243,500
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	9,766,079
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	6,605	499,536
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	11,250	1,627,200
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,332,983

		$26,469,298

Security	Principal Amount (000’s omitted)	Value
Insured – Student Loan — 3.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,340	$2,543,790
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	505	539,330
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,930	4,851,613
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,040	2,175,538

		$10,110,271

Insured – Transportation — 16.3%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$4,597,126
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	974,457
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,074,648
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(7)	5,500	1,319,065
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(7)	1,000	245,950
Miami-Dade County, (Miami International Airport), FL, (AGM), (AMT), 5.25%, 10/1/41	1,990	2,046,635
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	5,898,150
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	9,820	8,380,977
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	3,539,408
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,477,574
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,559,853

		$43,113,843

Insured-Water and Sewer — 12.5%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,045,650
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(4)	17,985	19,703,287
Detroit, MI, Sewage Disposal System, (AGM), 7.50%, 7/1/33	5,160	5,520,839
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	3,706,350

		$32,976,126

Lease Revenue/Certificates of Participation — 3.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,332,893
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,085,916
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,963,847

		$9,382,656

Other Revenue — 8.5%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$843,106
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	944,601
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	800	861,720
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35(7)	1,925	1,443,442
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,501,170
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)(4)	2,370	2,485,182
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	265	245,072
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,020	7,380,968
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	3,765	3,878,176
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,235	1,267,629
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	345	351,617
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,290	1,230,776

		$22,433,459

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.9%
Cliff House Trust, (AMT), 6.625%, 6/1/27(8)	$3,210	$1,233,603
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	571,808
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,134,759
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	3,115	763,704
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	340,568
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,003,341

		$5,047,783

Special Tax Revenue — 4.5%
Covington Park Community Development District, (Capital Improvements), FL, 5.00%, 5/1/31	$500	$495,700
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	320	274,099
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	65	64,824
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	265	268,713
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	65	52,171
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	71,049
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	90	87,772
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	130	68,037
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(4)	5,000	5,560,550
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,668,165
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	465	387,475
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	273	241,844
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	200	145,744
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	600	452,688
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	1,960,439

		$11,799,270

Transportation — 31.0%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$1,004,250
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	467,403
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,146,823
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,919,951
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,244,192
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	2,260	2,295,098
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51(2)(4)	7,080	7,436,195
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,092,400
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	452,472
Miami-Dade County (Miami International Airport), FL, 5.50%, 10/1/36	3,715	4,023,494
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,244,292

Security	Principal Amount (000’s omitted)	Value
North Texas Tollway Authority, 5.75%, 1/1/38	$1,515	$1,609,839
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,016,352
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,405,400
Pennsylvania Turnpike Commission, 5.50%, 12/1/30	5,000	5,711,450
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	505	539,072
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	5,370	5,688,119
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,513,940
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	7,957,035
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,130,050
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,921,477
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(4)	9,300	10,154,298

		$81,973,602

Water and Sewer — 2.9%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,330	$1,284,221
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	1,807,827
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	4,592,688

		$7,684,736

Total Tax-Exempt Municipal Securities — 188.2% (identified cost $476,475,310)		$497,248,102

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$4	$0

Total Taxable Municipal Securities — 0.0% (identified cost $3,618)		$0

Corporate Bonds & Notes — 0.0%(9)

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.0%(9)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00%, 7/15/55(1)(7)(10)	$39	$5,223
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(1)(7)(10)	139	25,026

Total Corporate Bonds & Notes — 0.0%(9) (identified cost $8,860)		$30,249

Total Investments — 188.2% (identified cost $476,487,788)		$497,278,351

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.5)%		$(120,150,439)

Other Assets, Less Liabilities — (42.7)%		$(112,880,622)

Net Assets Applicable to Common Shares — 100.0%		$264,247,290

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 35.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 13.3% of total investments.

At February 28, 2014, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	18.0%
California	11.8%
Texas	10.5%
Others, representing less than 10% individually	59.7%

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $7,848,894 or 3.0% of the Trust’s net assets applicable to common shares.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $25,699,071.

(5)	When-issued security.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted bond.

(9)	Amount is less than 0.05%.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Trust did not have any open financial instruments at February 28, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,971,969

Gross unrealized appreciation	$36,161,042
Gross unrealized depreciation	(13,724,660)

Net unrealized appreciation	$22,436,382

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$497,248,102	$—	$497,248,102
Taxable Municipal Securities	—	0	—	0
Corporate Bonds & Notes	—	—	30,249	30,249
Total Investments	$—	$497,248,102	$30,249	$497,278,351

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for fiscal year to date ended February 28, 2014 is not presented. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014